INVENTORIES, NET	12 Months Ended
Dec. 31, 2011
INVENTORIES, NET
INVENTORIES, NET

NOTE 3. INVENTORIES, NET

        The net carrying value of inventories consisted of the following:

	December 31,
	2011	2010
	(in thousands)
Finished product ready for sale	$354,913	$319,212
Work-in-process, bulk product and raw materials	61,684	57,165
Packaging supplies	7,013	5,572

	$423,610	$381,949